Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST Large-Cap Core Portfolio
AST Large-Cap Growth Portfolio
Supplement dated June 18, 2024 to the
Prospectus dated May 1, 2024, as supplemented (the Prospectus)
This supplement should be read and retained in conjunction with the Prospectus for the Advanced Series Trust (the Trust) relating to the AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Tactical Preservation Portfolio, AST Large-Cap Core Portfolio, AST Large-Cap Growth Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus.
A.AST J.P. Morgan Global Thematic Portfolio
The Prospectus with respect to the AST J.P. Morgan Global Thematic Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST J.P. Morgan Global Thematic Portfolio:
	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your
	investment)
	Management Fees	0.76%
	+Distribution and/or Service Fees (12b-1 Fees)	0.25%
	+Other Expenses	0.03%
	=Total Annual Portfolio Operating Expenses	1.04%
	-Fee Waiver and/or Expense Reimbursement	(0.05)%
	=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.99%
	Reimbursement(1)

(1) The Manager has contractually agreed to waive 0.048% of its investment management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary
	section of the Prospectus for the AST J.P. Morgan Global Thematic Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Global Thematic Portfolio	$101	$326	$569	$1,266
B.	AST J.P. Morgan Tactical Preservation Portfolio
The Prospectus with respect to the AST J.P. Morgan Tactical Preservation Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST J.P. Morgan Tactical Preservation Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.03%
-Fee Waiver and/or Expense Reimbursement	(0.09)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.94%
Reimbursement(2)
(1) Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
(2) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.93% of the Portfolio's average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary
	section of the Prospectus for the AST J.P. Morgan Tactical Preservation Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST J.P. Morgan Tactical Preservation Portfolio	$96	$319	$560	$1,251
C.	AST Large-Cap Core Portfolio
The Prospectus with respect to the AST Large-Cap Core Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large-Cap Core Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.58%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.07%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.04)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.86%
Reimbursement(2)
(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring during the most recent fiscal year.
(2)The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
II.The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST J.P. Morgan Tactical Preservation Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Core Portfolio	$88	$283	$495	$1,104
D. AST Large-Cap Growth Portfolio
The Prospectus with respect to the AST Large-Cap Growth Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large-Cap Growth Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.66%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%

=Total Annual Portfolio Operating Expenses	0.93%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.88%
Reimbursement(2)
(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the
Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
(2)The Manager has contractually agreed to waive 0.0473% of its investment management fee through June 30, 2025. The Manager has also contractually agreed to waive an additional 0.0010% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.90% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.
II.The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large-Cap Growth Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Growth Portfolio	$90	$291	$510	$1,138

AST LARGE-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Growth Portfolio
Supplement dated June 18, 2024 to the
Prospectus dated May 1, 2024, as supplemented (the Prospectus)
This supplement should be read and retained in conjunction with the Prospectus for the Advanced Series Trust (the Trust) relating to the AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Tactical Preservation Portfolio, AST Large-Cap Core Portfolio, AST Large-Cap Growth Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus.
D. AST Large-Cap Growth Portfolio
The Prospectus with respect to the AST Large-Cap Growth Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large-Cap Growth Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.66%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%

=Total Annual Portfolio Operating Expenses	0.93%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.88%
Reimbursement(2)
(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the
Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
(2)The Manager has contractually agreed to waive 0.0473% of its investment management fee through June 30, 2025. The Manager has also contractually agreed to waive an additional 0.0010% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.90% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.
II.The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large-Cap Growth Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Growth Portfolio	$90	$291	$510	$1,138

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)(1)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
AST LARGE-CAP GROWTH PORTFOLIO | AST LARGE-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense 0.99% Reimbursement	rr_NetExpensesOverAssets	0.88%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	510
10 Years	rr_ExpenseExampleYear10	1,138
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	291
5 Years	rr_ExpenseExampleNoRedemptionYear05	510
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,138
AST J.P. Morgan Global Thematic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST J.P. Morgan Global Thematic Portfolio
Supplement dated June 18, 2024 to the
Prospectus dated May 1, 2024, as supplemented (the Prospectus)
This supplement should be read and retained in conjunction with the Prospectus for the Advanced Series Trust (the Trust) relating to the AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Tactical Preservation Portfolio, AST Large-Cap Core Portfolio, AST Large-Cap Growth Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus.
A.AST J.P. Morgan Global Thematic Portfolio
The Prospectus with respect to the AST J.P. Morgan Global Thematic Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST J.P. Morgan Global Thematic Portfolio:
	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your
	investment)
	Management Fees	0.76%
	+Distribution and/or Service Fees (12b-1 Fees)	0.25%
	+Other Expenses	0.03%
	=Total Annual Portfolio Operating Expenses	1.04%
	-Fee Waiver and/or Expense Reimbursement	(0.05)%
	=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.99%
	Reimbursement(1)

(1) The Manager has contractually agreed to waive 0.048% of its investment management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary
	section of the Prospectus for the AST J.P. Morgan Global Thematic Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Global Thematic Portfolio	$101	$326	$569	$1,266

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
AST J.P. Morgan Global Thematic Portfolio | AST J.P. Morgan Global Thematic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+Other Expenses	rr_OtherExpensesOverAssets	0.03%
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense 0.99% Reimbursement	rr_NetExpensesOverAssets	0.99%	[3]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,266
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	326
5 Years	rr_ExpenseExampleNoRedemptionYear05	569
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,266
AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST J.P. Morgan Tactical Preservation Portfolio
Supplement dated June 18, 2024 to the
Prospectus dated May 1, 2024, as supplemented (the Prospectus)
This supplement should be read and retained in conjunction with the Prospectus for the Advanced Series Trust (the Trust) relating to the AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Tactical Preservation Portfolio, AST Large-Cap Core Portfolio, AST Large-Cap Growth Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus.
B.	AST J.P. Morgan Tactical Preservation Portfolio
The Prospectus with respect to the AST J.P. Morgan Tactical Preservation Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST J.P. Morgan Tactical Preservation Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.03%
-Fee Waiver and/or Expense Reimbursement	(0.09)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.94%
Reimbursement(2)
(1) Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
(2) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.93% of the Portfolio's average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary
	section of the Prospectus for the AST J.P. Morgan Tactical Preservation Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST J.P. Morgan Tactical Preservation Portfolio	$96	$319	$560	$1,251

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)(1)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO | AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
+Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense 0.99% Reimbursement	rr_NetExpensesOverAssets	0.94%	[1],[4]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	319
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	1,251
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	319
5 Years	rr_ExpenseExampleNoRedemptionYear05	560
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,251
AST Large-Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Core Portfolio
Supplement dated June 18, 2024 to the
Prospectus dated May 1, 2024, as supplemented (the Prospectus)
This supplement should be read and retained in conjunction with the Prospectus for the Advanced Series Trust (the Trust) relating to the AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Tactical Preservation Portfolio, AST Large-Cap Core Portfolio, AST Large-Cap Growth Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus.
C.	AST Large-Cap Core Portfolio
The Prospectus with respect to the AST Large-Cap Core Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large-Cap Core Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.58%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.07%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.04)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.86%
Reimbursement(2)
(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring during the most recent fiscal year.
(2)The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
II.The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST J.P. Morgan Tactical Preservation Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Core Portfolio	$88	$283	$495	$1,104

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)(1)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
AST Large-Cap Core Portfolio | AST Large-Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense 0.99% Reimbursement	rr_NetExpensesOverAssets	0.86%	[1],[5]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	283
5 Years	rr_ExpenseExampleYear05	495
10 Years	rr_ExpenseExampleYear10	1,104
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	283
5 Years	rr_ExpenseExampleNoRedemptionYear05	495
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,104

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
[2]	The Manager has contractually agreed to waive 0.0473% of its investment management fee through June 30, 2025. The Manager has also contractually agreed to waive an additional 0.0010% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.90% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.
[3]	The Manager has contractually agreed to waive 0.048% of its investment management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
[4]	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.93% of the Portfolio's average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
[5]	The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.